UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington D.C.  20549

				  Form 13F

			   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2012

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.): [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		New Century Investment Management, Incorporated
Address:	1 Towne Square, Suite 1690
		Southfield, Michigan 48076

Form 13F File Number: 028-13636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey D. Modell, Esq.
Title:		President and Portfolio Manager
Phone:		(248) 262-3140

Signature, Place, and Date of Signing:

/S/ Jeffrey D. Modell		Southfield, Michigan  	January 22, 2013
__________________________	______________________	________________
[Signature] 			[City, State] 		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
			manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
			and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
			this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  84 DATA RECORDS

Form 13F Information Table Value Total:  136157 (thousands)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3-D SYS CORP DEL               COM NEW          88554D205     1878    57161 SH       Sole                                      57161
AFFILIATED MANAGERS GROUP      COM              008252108      814     6617 SH       Sole                                       6617
AIR METHODS CORP               COM PAR $.06     009128307     1074     9000 SH       Sole                                       9000
ALTRIA GROUP INC               COM              02209S103      740    22163 SH       Sole                                      22163
AMERICAN WTR WKS CO INC NEW    COM              030420103     1732    46731 SH       Sole                                      46731
AMGEN INC                      COM              031162100     1087    12900 SH       Sole                                      12900
AMPHENOL CORP NEW              CL A             032095101     1213    20600 SH       Sole                                      20600
APACHE CORP                    COM              037411105      365     4225 SH       Sole                                       4225
APPLE INC                      COM              037833100    10097    15136 SH       Sole                                      15136
ASHLAND INC NEW                COM              044209104      323     4512 SH       Sole                                       4512
AT&T INC                       COM              00206R102     1677    44490 SH       Sole                                      44490
BANK OF THE OZARKS INC         COM              063904106      570    16523 SH       Sole                                      16523
CADENCE DESIGN SYSTEM INC      COM              127387108     1563   121483 SH       Sole                                     121483
CATAMARAN CORP                 COM              148887102     1234    12595 SH       Sole                                      12595
CBS CORP NEW                   CL B             124857202     3151    86732 SH       Sole                                      86732
CELGENE CORP                   COM              151020104     1215    15900 SH       Sole                                      15900
CF INDS HLDGS INC              COM              125269100     2433    10946 SH       Sole                                      10946
CHEVRON CORP NEW               COM              166764100     2038    17487 SH       Sole                                      17487
CIRRUS LOGIC INC               COM              172755100      409    10650 SH       Sole                                      10650
CISCO SYS INC                  COM              17275R102     1672    87566 SH       Sole                                      87566
COACH INC                      COM              189754104      780    13928 SH       Sole                                      13928
COMCAST CORP NEW               CL A             20030N101     1126    31500 SH       Sole                                      31500
CORELOGIC INC                  COM              21871D103     1584    59695 SH       Sole                                      59695
CROWN CASTLE INTL CORP         COM              228227104     2692    42000 SH       Sole                                      42000
CSX CORP                       COM              126408103      569    27406 SH       Sole                                      27406
DAVITA INC                     COM              23918K108      396     3824 SH       Sole                                       3824
DISCOVER FINL SVCS             COM              254709108     3745    94252 SH       Sole                                      94252
DISNEY WALT CO                 COM DISNEY       254687106     1114    21300 SH       Sole                                      21300
DOLLAR GEN CORP NEW            COM              256677105     1417    27500 SH       Sole                                      27500
DR PEPPER SNAPPLE GROUP INC    COM              26138E109     2418    54300 SH       Sole                                      54300
DTE ENERGY CO                  COM              233331107     1616    26954 SH       Sole                                      26954
E M C CORP MASS                COM              268648102     1914    70185 SH       Sole                                      70185
EASTMAN CHEM CO                COM              277432100     2519    44187 SH       Sole                                      44187
EBAY INC                       COM              278642103     1863    38510 SH       Sole                                      38510
EXPRESS SCRIPTS HLDG CO        COM              30219G108     1167    18633 SH       Sole                                      18633
EXXON MOBIL CORP               COM              30231G102      431     4717 SH       Sole                                       4717
FRESH MKT INC                  COM              35804H106     1079    18000 SH       Sole                                      18000
GNC HLDG INC                   COM CL A         36191G107     1154    29600 SH       Sole                                      29600
GOOGLE INC                     CL A             38259P508     1660     2200 SH       Sole                                       2200
HAIN CELESTIAL GROUP INC       COM              405217100     3588    56949 SH       Sole                                      56949
HERSHEY CO                     COM              427866108     2521    35566 SH       Sole                                      35566
HOLLYFRONTIER CORP             COM              436106108     2377    57599 SH       Sole                                      57599
HOME DEPOT INC                 COM              437076102     2057    34074 SH       Sole                                      34074
INTERNATIONAL BUSINESS MACHS   COM              459200101     4405    21234 SH       Sole                                      21234
INTUITIVE SURGICAL INC         COM NEW          46120E602     1359     2742 SH       Sole                                       2742
IPG PHOTONICS CORP             COM              44980X109     1472    25691 SH       Sole                                      25691
LIMITED BRANDS INC             COM              532716107      498    10104 SH       Sole                                      10104
LKQ CORP                       COM              501889208     1719    93052 SH       Sole                                      93052
MARATHON PETE CORP             COM              56585A102      226     4136 SH       Sole                                       4136
MERCK & CO INC NEW             COM              58933Y105     1577    34968 SH       Sole                                      34968
MICROSOFT CORP                 COM              594918104     1601    53794 SH       Sole                                      53794
MOLSON COORS BREWING CO        CL B             60871R209     2791    61955 SH       Sole                                      61955
MONSANTO CO NEW                COM              61166W101     1696    18629 SH       Sole                                      18629
NATIONAL OILWELL VARCO INC     COM              637071101     2495    31142 SH       Sole                                      31142
NVIDIA CORP                    COM              67066G104      290    21716 SH       Sole                                      21716
OIL STS INTL INC               COM              678026105     1485    18693 SH       Sole                                      18693
ORACLE CORP                    COM              68389X105     1785    56730 SH       Sole                                      56730
PACKAGING CORP AMER            COM              695156109     2497    68787 SH       Sole                                      68787
PERRIGO CO                     COM              714290103      698     6012 SH       Sole                                       6012
POLARIS INDS INC               COM              731068102     1968    24341 SH       Sole                                      24341
PRICELINE COM INC              COM NEW          741503403      486      785 SH       Sole                                        785
REGENERON PHARMACEUTICALS      COM              75886F107     1206     7900 SH       Sole                                       7900
ROSS STORES INC                COM              778296103     1892    29295 SH       Sole                                      29295
SKYWORKS SOLUTIONS INC         COM              83088M102     1190    50497 SH       Sole                                      50497
SOLARWINDS INC                 COM              83416B109     2336    41900 SH       Sole                                      41900
STARBUCKS CORP                 COM              855244109      348     6866 SH       Sole                                       6866
STURM RUGER & CO INC           COM              864159108      407     8218 SH       Sole                                       8218
TARGET CORP                    COM              87612E106     1066    16800 SH       Sole                                      16800
TERADATA CORP DEL              COM              88076W103     1567    20779 SH       Sole                                      20779
TEXTRON INC                    COM              883203101     1688    64520 SH       Sole                                      64520
TJX COS INC NEW                COM              872540109     2624    58586 SH       Sole                                      58586
TOLL BROTHERS INC              COM              889478103     1299    39100 SH       Sole                                      39100
TRANSDIGM GROUP INC            COM              893641100     2993    21100 SH       Sole                                      21100
U S AIRWAYS GROUP INC          COM              90341W108      597    57100 SH       Sole                                      57100
UNITED RENTALS INC             COM              911363109      274     8384 SH       Sole                                       8384
UNITED THERAPEUTICS CORP DEL   COM              91307C102     1062    19000 SH       Sole                                      19000
UNITEDHEALTH GROUP INC         COM              91324P102     1656    29885 SH       Sole                                      29885
US BANCORP DEL                 COM NEW          902973304     1664    48500 SH       Sole                                      48500
VALEANT PHARMACEUTICALS INTL   COM              91911K102     1149    20789 SH       Sole                                      20789
VALMONT INDS INC               COM              920253101     1775    13500 SH       Sole                                      13500
VISA INC                       COM CL A         92826C839     1450    10800 SH       Sole                                      10800
WAL MART STORES INC            COM              931142103     1528    20700 SH       Sole                                      20700
WELLS FARGO & CO NEW           COM              949746101      427    12374 SH       Sole                                      12374
WYNDHAM WORDLWIDE CORP         COM              98310W108     1840    35055 SH       Sole                                      35055